UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23214

GraniteShares ETF Trust
(Exact name of registrant as specified in charter)

30 Vesey Street, 9th floor
New York, New York 10007
(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th floor
New York, New York 10007
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1401 I St., N.W., Suite 1100

Washington, DC 20005-2220

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

September 30, 2017 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 97.9%(a)
U.S. Treasury Bill, 1.05%, 10/12/17	$15,000	$14,996
U.S. Treasury Bill, 1.14%, 10/19/17	1,210,000	1,209,478
U.S. Treasury Bill, 1.10%, 10/26/17	65,000	64,960
U.S. Treasury Bill, 1.00%, 11/09/17	2,200,000	2,197,783
U.S. Treasury Bill, 0.98%, 11/16/17	1,220,000	1,218,540
U.S. Treasury Bill, 1.01%, 11/30/17	110,000	109,823
U.S. Treasury Bill, 1.04%, 12/07/17	70,000	69,874
U.S. Treasury Bill, 1.03%, 12/21/17	50,000	49,890
U.S. Treasury Bill, 1.05%, 12/28/17	20,000	19,950
Total United States Treasury Obligations (Cost $4,954,942)		4,955,294
Total Investments – 97.9%
(Cost $4,954,942)		4,955,294
Other Assets in Excess of Liabilities – 2.1%		108,323
Net Assets – 100.0%		$5,063,617

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At September 30, 2017, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Brent Crude Futures	7	11/30/2017	Long	$396,130	$17,370	$17,370	$—
Coffee ‘C’ Futures	2	12/18/2017	Long	96,038	(7,575)	—	(7,575)
Copper Futures	6	12/27/2017	Long	443,250	(1,425)	—	(1,425)
Corn Futures	21	12/14/2017	Long	373,012	(22,475)	—	(22,475)
Cotton No. 2 Futures	2	12/06/2017	Long	68,450	(1,550)	—	(1,550)
Gasoline RBOB Futures	3	10/31/2017	Long	200,466	12,806	12,806	—
Gold 100 OZ Futures	5	12/27/2017	Long	642,400	19,940	19,940	—
KC HRW Wheat Futures	3	12/14/2017	Long	66,413	(4,475)	—	(4,475)
Lean Hogs Futures	4	12/14/2017	Long	95,920	4,080	4,080	—
Live Cattle Futures	4	12/29/2017	Long	184,400	4,870	4,870	—
LME Nickel Futures	2	11/13/2017	Long	125,502	(3,690)	—	(3,690)
LME Pri Alum Futures	5	11/13/2017	Long	261,125	6,087	6,087	—
LME Zinc Futures	2	11/13/2017	Long	158,412	11,788	11,788	—

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas Futures	12	10/27/2017	Long	$360,840	$(970)	$—	$(970)
NY Harbor USLD Futures	3	10/31/2017	Long	228,060	22,394	22,394	—
Silver Futures	2	12/27/2017	Long	166,760	(2,690)	—	(2,690)
Soybean Futures	6	11/14/2017	Long	290,475	4,488	4,488	—
Soybean Meal Futures	5	12/14/2017	Long	157,900	(550)	—	(550)
Soybean Oil Futures	7	12/14/2017	Long	137,844	(2,304)	—	(2,304)
Sugar #11 (World) Futures	7	2/28/2018	Long	110,544	(4,536)	—	(4,536)
Wheat (CBD) Futures	8	12/14/2017	Long	179,300	(6,800)	—	(6,800)
WTI Crude Futures	6	10/20/2017	Long	310,020	15,220	15,220	—
Total Futures Contracts				5,053,261		119,043	(59,040)
Net Unrealized Appreciation (Depreciation)						$60,003

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$4,955,294	$—	$—	$4,955,294
Other Investments
Futures	119,043	—	—	119,043
Total Investment in Securities	$5,074,337	$—	$—	$5,074,337
Liability Valuation Inputs
Other Investments
Futures	$59,040	$—	$—	$59,040
Total Other Investments	$59,040	$—	$—	$59,040

For the period ended September 30, 2017, there were no transfers between any levels. As of September 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

September 30, 2017 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 97.9%(a)
U.S. Treasury Bill, 1.05%, 10/12/17	$35,000	$34,991
U.S. Treasury Bill, 1.10%, 10/26/17	80,000	79,950
U.S. Treasury Bill, 1.00%, 11/09/17	2,165,000	2,162,818
U.S. Treasury Bill, 0.98%, 11/16/17	28,000	27,967
U.S. Treasury Bill, 1.01%, 11/30/17	50,000	49,919
U.S. Treasury Bill, 1.04%, 12/07/17	45,000	44,919
U.S. Treasury Bill, 1.03%, 12/21/17	75,000	74,836
U.S. Treasury Bill, 1.05%, 12/28/17	55,000	54,862
Total United States Treasury Obligations (Cost $2,530,113)		2,530,262
Total Investments – 97.9%
(Cost $2,530,113)		2,530,262
Other Assets in Excess of Liabilities – 2.1%		53,465
Net Assets – 100.0%		$2,583,727

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

At September 30, 2017, open future contract purchased was as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
GOLDMAN SACHS Index Future	26	10/16/2017	Long	$2,594,150	$54,262	$54,262	$—

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$2,530,262	$—	$—	$2,530,262
Other Investments
Futures	54,262	—	—	54,262
Total Investment in Securities	$2,584,524	$—	$—	$2,584,524

For the period ended September 30, 2017, there were no transfers between any levels. As of September 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Notes to Consolidated Schedules of Investments

September 30, 2017 (unaudited)

ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016.The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of multiple investment series, of which the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (each, a “Fund,” and collectively, the “Funds”) are presented herein.

Consolidated Subsidiary

GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF invest in certain commodity-related investments through GraniteShares BCOM Cayman Limited and GraniteShares GSCI Cayman Limited respectively, wholly-owned subsidiaries (each, a “Subsidiary”; collectively, the “Subsidiaries”).

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at September 30, 2017:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$541,087	10.7%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	GraniteShares GSCI Cayman Limited	$371,163	14.4%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	November 1, 2017

* Print the name and title of each signing officer under his or her signature.